FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments	FINANCIAL INSTRUMENTS
In order to reduce the risks associated with fluctuations in interest rates, the Company has hedged exposures to interest rates using derivative instruments, which involves swapping floating rates of interest to fixed rates of interest. These instruments are not designated as hedges for accounting purposes.
Credit risk is the failure of the counterparty to perform under the terms of the derivative instrument. When the fair value of a derivative instrument is positive, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative instrument is negative, the Company owes the counterparty, and, therefore, the Company is not exposed to the counterparty's credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with major banking and financial institutions. The derivative instruments entered into by the Company do not contain credit risk-related contingent features. The Company has not entered into master netting agreements with the counterparties to its derivative financial instrument contracts.
Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates, currency exchange rates or commodity prices. The market risk associated with interest rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
The Company assesses interest rate risk by monitoring changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating economical hedging opportunities.
In order to reduce the risk associated with fluctuations in interest rates, the Company has interest rate swap agreements with a total aggregate notional principal of $775.0 million as at December 31, 2025 (December 31, 2024: $635.0 million).
Our interest rate swap contracts as of December 31, 2025, none of which are designated as hedging instruments are summarized as follows;

(in thousands of $)	Notional principal	Weighted Average Duration	Weighted Average Fixed Interest Rate	Interest Rate Benchmark
Receiving floating, pay fixed	775,000	2.8 years	2.46%	SOFR
Total	775,000
The Company's gain on derivatives for the year ended December 31, 2025, 2024 and 2023 was comprised of the following:

(in thousands of $)	2025	2024	2023
Change in fair value of derivative instruments	(22,640)	1,838	(6,686)
Realized gain/(loss) on derivative instruments	15,192	21,000	24,967
Gain on derivatives	(7,448)	22,838	18,281
Movements in the year ended December 31, 2025 and 2024 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2023	48,829	—	48,829
Change in fair value of derivative instruments	1,838	—	1,838
Termination of derivative instruments	(10,577)	—	(10,577)
At December 31, 2024	40,090	—	40,090
Change in fair value of derivative instruments	(22,036)	(604)	(22,640)
At December 31, 2025	18,054	(604)	17,450